ORGANIZATION AND DESCRIPTION OF BUSINESS (Details) - $ / shares	Dec. 31, 2022	Dec. 13, 2022	May 17, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Common stock, par value (in usd per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
GRI
Class of Stock [Line Items]
Common stock, par value (in usd per share)		$ 0.01